Convertible Notes Payable (Details)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2023 USD ($)	Jul. 31, 2023 $ / shares	Feb. 23, 2023 USD ($) $ / shares shares	Jul. 21, 2021 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 TWD ($)	May 17, 2021 $ / shares	Jan. 21, 2019 USD ($)
Convertible Notes Payable (Details) [Line Items]
Purchase price			$ 3,175,000
Conversion price (in Dollars per share) | $ / shares			$ 1.05
Shares of common stock (in Shares) | shares			5,291,667
Exercise price (in Dollars per share) | $ / shares			$ 1.05
Pay lind an amount											$ 650,000	$ 20,000,000		$ 1,000,000
Percentage of average amount							90.00%
Percentage of cash premium							5.00%
Percentage of outstanding principal amount	115.00%
Market capitalization	$ 12,500,000
Warrant exercise price (in Dollars per share) | $ / shares		$ 3.5
Accrued convertible interest									$ 0	$ 0
Conversion price, description							The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note.
Conversion price (in Dollars per share) | $ / shares													$ 2.25
Convertible promissory note				$ 2,500,000
Convertible promissory note, shares (in Shares) | shares				1,111,112
Total interest expenses					$ 5,015	$ 5,208	$ 15,082	$ 15,922
Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount			$ 3,704,167
Pay lind an amount					308,650.58		$ 308,650.58
Percentage of outstanding principal amount							120.00%
Convertible debenture					1,654,004		$ 1,654,004		0
Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued convertible interest									0
Convertible note payable					$ 1,323,032	$ 0	$ 1,323,032	$ 0
Total interest expenses									$ 208,657	193,548
Securities Purchase Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price, description									Upon the Maturity Date, the Company shall pay to the holder, in cash, an amount representing all outstanding principal amount and accrued and unpaid interest under the October Note. The October Note bears an interest rate of ten percent (10%) per annum and may be convertible into shares of the Company’s common stock at a fixed conversion price of $2.25 per share.
Unsecured convertible promissory note [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible debenture									$ 0	0
Accrued convertible interest									$ 0	$ 0